General information and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of significant accounting policies	General information and significant accounting policies
Company
Scorpio Tankers Inc. and its subsidiaries (together “we”, “our” or the “Company”) are engaged in the seaborne transportation of refined petroleum products in the international shipping markets. Scorpio Tankers Inc. was incorporated in the Republic of the Marshall Islands on July 1, 2009. On April 6, 2010, we closed on our initial public offering, and our common stock currently trades on the New York Stock Exchange under the symbol STNG.
Our fleet as of June 30, 2021 consisted of 131 owned, sale and leaseback, or bareboat chartered-in product tankers (14 Handymax, 63 MR, 12 LR1 and 42 LR2).
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which Mr. Emanuele Lauro, our founder, Chairman and Chief Executive Officer, and Mr. Filippo Lauro, our Vice President, are members. SCM’s services include securing employment for the vessels in our fleet, in pools, in the spot market, and on time charters.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to subsidiaries of SSH. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.
Basis of accounting
The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.
The unaudited condensed consolidated financial statements for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard, or IAS 34, Interim Financial Statements, as issued by the International Accounting Standards Board, or IASB, using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2020. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards or IFRS.
Going concern
The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 18.
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Liquidity risks can manifest themselves when economic conditions deteriorate or when we have significant maturities of our financial instruments.
The financing for one vessel under our Citi / K-Sure Credit Facility of $19.3 million is scheduled to mature in March 2022. Additionally, during the second quarter of 2022, the following maturities are scheduled: (i) the financing for three vessels under the Citi/K-Sure Credit Facility of $57.6 million in aggregate, (ii) the Convertible Notes due 2022 of $69.7 million, and (iii) one vessel under the ING Credit Facility of $12.6 million in aggregate. Inclusive of these maturities and other scheduled debt payments, the overall gross current debt balance is $458.6 million.
While we believe our current financial position is adequate to address these cash outflows, a deterioration in economic conditions could cause us to breach the covenants under our financing arrangements and could have a material adverse effect on our business, results of operations, cash flows and financial condition. These circumstances could cause us to seek covenant waivers from our lenders and to pursue other means to raise liquidity, such as through the sale of vessels or in the capital markets, to meet our obligations.
Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations
No significant standards and interpretations were adopted during the six months ended June 30, 2021.
Standards and interpretations adopted during the six months ended June 30, 2020
•Amendments to IAS 1 and IAS 8 - Definition of Material
•Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest Rate Benchmark Reform
The adoption of these standards did not have a significant impact on these consolidated financial statements.

Basis of accounting
Basis of accounting
The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.
The unaudited condensed consolidated financial statements for the six months ended June 30, 2021 have been prepared in accordance with International Accounting Standard, or IAS 34, Interim Financial Statements, as issued by the International Accounting Standards Board, or IASB, using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2020. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards
Going concern
Going concern
The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 18.
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Liquidity risks can manifest themselves when economic conditions deteriorate or when we have significant maturities of our financial instruments.
The financing for one vessel under our Citi / K-Sure Credit Facility of $19.3 million is scheduled to mature in March 2022. Additionally, during the second quarter of 2022, the following maturities are scheduled: (i) the financing for three vessels under the Citi/K-Sure Credit Facility of $57.6 million in aggregate, (ii) the Convertible Notes due 2022 of $69.7 million, and (iii) one vessel under the ING Credit Facility of $12.6 million in aggregate. Inclusive of these maturities and other scheduled debt payments, the overall gross current debt balance is $458.6 million.
While we believe our current financial position is adequate to address these cash outflows, a deterioration in economic conditions could cause us to breach the covenants under our financing arrangements and could have a material adverse effect on our business, results of operations, cash flows and financial condition. These circumstances could cause us to seek covenant waivers from our lenders and to pursue other means to raise liquidity, such as through the sale of vessels or in the capital markets, to meet our obligations.

Disclosure of expected impact of initial application of new standards or interpretations
Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations
No significant standards and interpretations were adopted during the six months ended June 30, 2021.
Standards and interpretations adopted during the six months ended June 30, 2020
•Amendments to IAS 1 and IAS 8 - Definition of Material
•Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest Rate Benchmark Reform
The adoption of these standards did not have a significant impact on these consolidated financial statements.